Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 98.58%
Communication services: 5.93%
Entertainment: 1.36%
Activision Blizzard Incorporated	14,474	$ 1,103,643
Liberty Media Corporation †	5,659	384,076
Live Nation Entertainment Incorporated †	8,849	637,659
Netflix Incorporated †	760	244,819
		2,370,197
Interactive media & services: 4.01%
Alphabet Incorporated Class A †	34,468	3,104,188
Alphabet Incorporated Class C †	35,311	3,188,584
Meta Platforms Incorporated Class A †	3,954	691,713
		6,984,485
Wireless telecommunication services: 0.56%
T-Mobile US Incorporated †	6,876	977,630
Consumer discretionary: 14.08%
Hotels, restaurants & leisure: 1.84%
Airbnb Incorporated Class A †	3,466	427,288
Chipotle Mexican Grill Incorporated †	942	1,404,597
Dutch Bros Incorporated Class A †	7,003	233,550
Hilton Worldwide Holdings Incorporated	4,705	679,920
Starbucks Corporation	4,509	460,324
		3,205,679
Household durables: 1.36%
Lennar Corporation Class A	12,447	1,204,123
PulteGroup Incorporated	21,493	1,175,022
		2,379,145
Internet & direct marketing retail: 3.53%
Amazon.com Incorporated †	55,204	5,201,873
Etsy Incorporated †	1,928	234,078
MercadoLibre Incorporated †	591	721,020
		6,156,971
Multiline retail: 0.51%
Target Corporation	5,283	890,186
Specialty retail: 5.17%
AutoZone Incorporated †	506	1,258,189
Five Below Incorporated †	589	120,333
O'Reilly Automotive Incorporated †	2,359	1,958,206
The Home Depot Incorporated	1,695	502,635
The TJX Companies Incorporated	18,243	1,397,414
Tractor Supply Company	3,219	750,864
Ulta Beauty Incorporated †	5,832	3,025,641
		9,013,282
Textiles, apparel & luxury goods: 1.67%
Crocs Incorporated †	3,204	389,959
Deckers Outdoor Corporation †	2,592	1,079,179
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods (continued)
lululemon athletica Incorporated †	2,210	$ 683,332
Nike Incorporated Class B	6,370	756,692
		2,909,162
Consumer staples: 2.95%
Beverages: 0.52%
Constellation Brands Incorporated Class A	2,194	490,798
Monster Beverage Corporation †	4,130	420,269
		911,067
Food & staples retailing: 1.66%
Costco Wholesale Corporation	4,361	2,111,509
Sysco Corporation	10,428	777,616
		2,889,125
Food products: 0.64%
Archer Daniels Midland Company	14,039	1,117,504
Personal products: 0.13%
The Estee Lauder Companies Incorporated Class A	905	219,960
Energy: 2.88%
Energy equipment & services: 0.71%
Halliburton Company	34,121	1,236,204
Oil, gas & consumable fuels: 2.17%
Chevron Corporation	8,033	1,291,465
ConocoPhillips	11,217	1,159,277
Devon Energy Corporation	20,261	1,092,473
Hess Corporation	1,745	235,052
		3,778,267
Financials: 8.10%
Banks: 1.91%
Citigroup Incorporated	18,056	915,259
Citizens Financial Group Incorporated	25,473	1,063,752
JPMorgan Chase & Company	9,407	1,348,493
		3,327,504
Capital markets: 5.32%
BlackRock Incorporated	879	606,009
CME Group Incorporated	5,356	992,788
Evercore Partners Incorporated Class A	8,902	1,167,764
Intercontinental Exchange Incorporated	3,309	336,856
LPL Financial Holdings Incorporated	1,312	327,423
MarketAxess Holdings Incorporated	973	332,231
MSCI Incorporated	989	516,406
S&P Global Incorporated	2,037	695,024
The Charles Schwab Corporation	18,258	1,422,663
The Goldman Sachs Group Incorporated	3,509	1,233,940
Tradeweb Markets Incorporated Class A	13,329	944,893
Virtu Financial Incorporated Class A	38,571	708,935
		9,284,932
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Insurance: 0.87%
Kinsale Capital Group Incorporated	1,392	$ 443,630
Progressive Corporation	7,483	1,073,960
		1,517,590
Health care: 14.81%
Biotechnology: 4.30%
AbbVie Incorporated	7,273	1,119,315
Alnylam Pharmaceuticals Incorporated †	2,523	483,028
Argenx SE †	1,159	424,217
BioMarin Pharmaceutical Incorporated †	6,886	685,777
Regeneron Pharmaceuticals Incorporated †	1,628	1,237,964
Sarepta Therapeutics Incorporated †	3,029	369,932
Seagen Incorporated †	2,921	524,874
United Therapeutics Corporation †	4,631	1,139,411
Vertex Pharmaceuticals Incorporated †	5,216	1,514,153
		7,498,671
Health care equipment & supplies: 4.28%
Abbott Laboratories	1,623	165,092
Boston Scientific Corporation †	44,341	2,071,612
DexCom Incorporated †	3,321	368,664
Hologic Incorporated †	19,478	1,551,228
Inspire Medical Systems Incorporated †	1,022	265,648
Insulet Corporation †	2,086	576,487
Intuitive Surgical Incorporated †	1,450	332,616
Penumbra Incorporated †	2,698	701,453
Shockwave Medical Incorporated †	1,300	247,312
Stryker Corporation	4,466	1,174,022
		7,454,134
Health care providers & services: 3.15%
AmerisourceBergen Corporation	8,431	1,311,526
Cardinal Health Incorporated	5,921	448,279
Elevance Health Incorporated	2,389	1,122,042
Humana Incorporated	429	212,364
UnitedHealth Group Incorporated	5,021	2,389,695
		5,483,906
Health care technology: 0.40%
Veeva Systems Incorporated Class A †	4,260	705,712
Life sciences tools & services: 1.24%
Agilent Technologies Incorporated	9,172	1,302,149
Repligen Corporation †	3,006	524,156
Thermo Fisher Scientific Incorporated	633	342,934
		2,169,239
Pharmaceuticals: 1.44%
Bristol-Myers Squibb Company	13,714	945,717
Eli Lilly & Company	746	232,170
Pfizer Incorporated	27,209	1,103,869
Zoetis Incorporated	1,321	220,607
		2,502,363
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Industrials: 8.58%
Aerospace & defense: 0.64%
HEICO Corporation	6,012	$ 995,407
TransDigm Group Incorporated	168	124,970
		1,120,377
Air freight & logistics: 0.51%
United Parcel Service Incorporated Class B	4,906	895,296
Building products: 0.85%
Advanced Drainage Systems Incorporated	5,907	524,128
Johnson Controls International plc	9,864	618,670
Trex Company Incorporated †	6,652	340,117
		1,482,915
Commercial services & supplies: 1.91%
Copart Incorporated †	47,357	3,336,774
Construction & engineering: 1.25%
EMCOR Group Incorporated	9,625	1,609,493
Quanta Services Incorporated	1,170	188,838
WillScot Mobile Mini Holdings Corporation †	7,315	375,991
		2,174,322
Electrical equipment: 0.81%
nVent Electric plc	30,828	1,413,156
Machinery: 1.31%
AGCO Corporation	9,588	1,350,086
Fortive Corporation	14,103	940,106
		2,290,192
Professional services: 0.16%
CoStar Group Incorporated †	3,912	276,422
Road & rail: 1.14%
CSX Corporation	9,409	286,880
J.B. Hunt Transport Services Incorporated	4,140	748,471
Uber Technologies Incorporated †	28,394	944,384
		1,979,735
Information technology: 35.48%
Communications equipment: 1.02%
Arista Networks Incorporated †	12,866	1,784,515
Electronic equipment, instruments & components: 0.60%
Keysight Technologies Incorporated †	2,444	390,942
Mobileye Global Incorporated Class A †	9,458	373,686
Teledyne Technologies Incorporated †	670	288,147
		1,052,775
IT services: 6.32%
Accenture plc Class A	4,215	1,119,293
Block Incorporated Class A †	5,141	394,469
Jack Henry & Associates Incorporated	327	53,706
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
IT services (continued)
MasterCard Incorporated Class A	18,087	$ 6,426,130
MongoDB Incorporated †	905	189,616
PayPal Holdings Incorporated †	7,482	550,675
Visa Incorporated Class A	10,396	2,286,496
		11,020,385
Semiconductors & semiconductor equipment: 7.73%
Advanced Micro Devices Incorporated †	6,172	484,996
Allegro MicroSystems Incorporated †	6,566	286,803
Applied Materials Incorporated	9,407	1,092,623
Broadcom Incorporated	2,244	1,333,587
Marvell Technology Incorporated	4,302	194,235
Microchip Technology Incorporated	41,975	3,401,235
Monolithic Power Systems Incorporated	2,084	1,009,260
NVIDIA Corporation	12,454	2,891,321
NXP Semiconductors NV	3,230	576,490
Qualcomm Incorporated	17,802	2,199,081
		13,469,631
Software: 14.54%
Adobe Incorporated †	2,171	703,295
Crowdstrike Holdings Incorporated Class A †	3,096	373,656
Dynatrace Incorporated †	15,802	672,059
Fair Isaac Corporation †	820	555,460
Five9 Incorporated †	7,675	506,550
Fortinet Incorporated †	22,615	1,344,236
Intuit Incorporated	3,976	1,618,948
Microsoft Corporation	53,865	13,435,005
Oracle Corporation	28,819	2,518,781
Palo Alto Networks Incorporated †	7,281	1,371,522
Paycom Software Incorporated †	1,626	470,012
ServiceNow Incorporated †	3,000	1,296,510
Workday Incorporated Class A †	2,613	484,633
		25,350,667
Technology hardware, storage & peripherals: 5.27%
Apple Incorporated	62,322	9,186,886
Materials: 3.25%
Chemicals: 1.70%
CF Industries Holdings Incorporated	12,122	1,041,159
Linde plc	5,545	1,931,712
		2,972,871
Metals & mining: 1.55%
Nucor Corporation	8,177	1,369,157
Reliance Steel & Aluminum Company	5,355	1,327,183
		2,696,340
Real estate: 2.52%
Equity REITs: 1.93%
Equinix Incorporated	387	266,360
SBA Communications Corporation	2,013	522,072
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Equity REITs (continued)
Simon Property Group Incorporated	11,825	$ 1,443,714
Weyerhaeuser Company	36,075	1,127,344
		3,359,490
Real estate management & development: 0.59%
CBRE Group Incorporated Class A †	12,105	1,030,621
Total Common stocks (Cost $118,086,189)		171,876,285

		Yield
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	2,869,033	2,869,033
Securities Lending Cash Investments LLC ♠∩∞		4.54	374,912	374,912
Total Short-term investments (Cost $3,243,931)				3,243,945
Total investments in securities (Cost $121,330,120)	100.44%			175,120,230
Other assets and liabilities, net	(0.44)			(769,794)
Total net assets	100.00%			$174,350,436

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,825,985	$29,262,258	$(33,219,210)	$ 0	$ 0	$2,869,033	2,869,033	$62,630
Securities Lending Cash Investments LLC	100,300	891,740	(617,111)	(3)	(14)	374,912	374,912	0#
				$(3)	$(14)	$3,243,945		$62,630

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Allspring Diversified Large Cap Growth Portfolio  |  7

Notes to portfolio of investments—February 28, 2023 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$10,332,312	$0	$0	$10,332,312
Consumer discretionary	24,554,425	0	0	24,554,425
Consumer staples	5,137,656	0	0	5,137,656
Energy	5,014,471	0	0	5,014,471
Financials	14,130,026	0	0	14,130,026
Health care	25,814,025	0	0	25,814,025
Industrials	14,969,189	0	0	14,969,189
Information technology	61,864,859	0	0	61,864,859
Materials	5,669,211	0	0	5,669,211
Real estate	4,390,111	0	0	4,390,111
Short-term investments
Investment companies	3,243,945	0	0	3,243,945
Total assets	$175,120,230	$0	$0	$175,120,230
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Diversified Large Cap Growth Portfolio